Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

3. REVENUE RECOGNITION

On January 1, 2018, the Company adopted ASU 2014-09 Revenue from Contracts with Customers and all subsequent amendments to the ASU (collectively, “ASC 606”), using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under Topic 605. Revenues are recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.  The adoption of ASC 606 did not have a material impact on the Company’s Consolidated Financial Statements.

The core principles of revenue recognition under ASC 606 includes the following five criteria:

1. Identify the contract with the customer

Contract with our customers may be oral, written, or implied.  A written and signed contract stating the terms and conditions is the preferred method and is consistent with most customers.  The terms of a written contract may be contained within the body of an email, during which proposals are made and campaign plans are outlined, or it may be a stand-alone document signed by both parties.  Contracts that are oral in nature are consummated in status and pitch meetings and may be later followed up with an email detailing the terms of the arrangement, along with a proposal document.  No work is commenced without an understanding between the Company and our customers, that a valid contract exists.

2. Identify the performance obligations in the contract

Our sales and account management teams define the scope of services to be offered, to ensure all parties are in agreement and obligations are being delivered to the customer as promised.  The performance obligation may not be fully identified in a mutually signed contract, but may be outlined in email correspondence, face-to-face meetings, additional proposals or scopes of work, or phone conversations.

3. Determine the transaction price

Pricing is discussed and identified by the operations team prior to submitting a proposal to the customer.  Based on the obligation presented, third-party service pricing is established, and time and labor are estimated, to determine the most accurate transaction pricing for our customer.  Price is subject to change upon agreement of the parties, and could be fixed or variable, milestone focused or time and materials.

4. Allocate the transaction price to the performance obligations in the contract

If a contract involves multiple obligations, the transaction pricing is allocated accordingly, during the performance obligation phase (criteria 2 above).

5. Recognize revenue when (or as) we satisfy a performance obligation

The Company uses several means to satisfy the performance obligations:

a.	Billable Hours – The Company employs a time tracking system where employees record their time by project. This method of satisfaction is used for time and material projects, change orders, website edits, revisions to designs, and any other project that is hours-based. The hours satisfy the performance obligation as the hours are incurred.

b.	Ad Spend - To satisfy ad spend, the Company generates analytical reports monthly or as required to show how the ad dollars were spent and how the targeting resulted in click-throughs. The ad spend satisfies the performance obligation, regardless of the outcome or effectiveness of the campaign. In addition, the Company utilizes third party invoices after the ad dollars are spent, in order to satisfy the obligation.

c.	Milestones – If the contract requires milestones to be hit, then the Company satisfies the performance obligation when that milestone is completed and presented to the customer for review. As each phase of a project is complete, we consider it as a performance obligation being satisfied and transferred to the customer. At this point, the customer is invoiced the amount due based on the transaction pricing for that specific phase and/or we apply the customer deposit to recognize revenue.

d.	Monthly Retainer – If the contract is a retainer for work performed, then the customer is paying the Company for its expertise and accessibility, not for a pre-defined amount of output. In this case, the obligation is satisfied at the end of the period, regardless of the amount of work effort required.

e.	Hosting – Monthly recurring fees for hosting are recognized on a monthly basis, at a fixed rate. Hosting contracts are typically one-year and reviewed annually for renewal. Prices are subject to change at management discretion. During the year ended December 31, 2021 web hosting services was discontinued from our operating revenue streams.

Historically, the Company generates income from four main revenue streams: data science, creative design, web development, and digital marketing.  Each revenue stream is unique, and includes the following features:

Data Science

We analyze big data (large volume of information) to reveal patterns and trends associated with human behavior and interactions that can lead to better decisions and strategic business moves.  As a result of our data science work, our clients are able to make informed and valuable decisions to positively impact their bottom lines. We classify revenue as data science that includes polling, research, modeling, data fees, consulting and reporting. Contracts are generated to assure both the Company and the client are committed to partnership and both agree to the defined terms and conditions and are typically less than one year. Transaction pricing is usually a lump sum, which is estimated by specific project requirements.  The Company recognizes revenue when performance obligations are met, including, when the data sciences service is performed, polling is conducted, or support hours are expended.  If the data sciences service is a fixed fee retainer, then the obligation is earned at the end of the period, regardless of how much service is performed.

Creative Design

We provide branding and creative design services, which we believe set apart our clients from their competitors and establish them in their specific markets.  We believe in showcasing our clients’ brands uniquely and creatively to infuse the public with curiosity to learn more.  We classify revenue as creative design that includes branding, photography, copyrighting, printing, signs and interior design. Contracts are generated to assure both the Company and the client are committed to partnership and both agree to the defined terms and conditions and are typically less than one year.  The Company recognizes revenue when performance obligations are met, usually when creative design services obligations are complete, when the hours are recorded, designs are presented, website themes are complete, or any other criteria as mutually agreed.

Web Development

We develop websites that attract high levels of traffic for our clients.  We offer our clients the expertise to manage and protect their website, and the agility to adjust their online marketing strategy as their business expands.  We classify revenue as web development that includes website coding, website patch installs, ongoing development support and fixing inoperable sites. Contracts are generated to assure both the company and the client are committed to the partnership and both agree to the defined terms and conditions. Although most projects are long-term (6-8 months) in scope, we do welcome short-term projects which are invoiced as the work is completed at a specified hourly rate.  In addition, we offer monthly hosting support packages, which ensures websites are functioning properly.  The Company records web development revenue as earned, when the developer hours are recorded (if time and materials arrangements) or when the milestones are achieved (if a milestone arrangement)

.

Digital Marketing

We have a reputation for providing digital marketing services that get results.  We classify revenue as digital marketing that includes ad spend, SEO management and digital ad support. Billable hours and advertising spending are estimated based on client specific needs and subject to change with client concurrence.  Revenue is recognized when ads are run on one of the third-party platforms or when the hours are recorded by the digital marketing specialist, if the obligation relates to support or services.

Included in creative design and digital marketing revenues are costs that are reimbursed by our clients, including third party services, such as photographers and stylists, furniture, supplies, and the largest component, digital advertising.  We have determined, based on our review, that the amounts classified as reimbursable costs should be recorded as gross (principal), due to the following factors:

-	The Company is the primary obligor in the arrangement;

-	We have latitude in establishing price;

-	We have discretion in supplier selection; and

-	The Company has credit risk

During the six months ended June 30, 2022 and 2021, we included $893,476 and $989,886 respectively, in revenue, related to reimbursable costs.

The deferred revenue and customer deposits as of June 30, 2022 and December 31, 2021 were $710,391 and $491,635, respectively.

For the six months ended June 30, 2022 and 2021 (unaudited), revenue was disaggregated into the four categories as follows:

	Six months ended June 30, 2022 (unaudited)			Six months ended June 30, 2021 (unaudited)
	Third Parties	Related Parties	Total	Third Parties	Related Parties	Total
Design	727,670	-	727,670	1,053,706	-	1,053,706
Development	20,119	-	20,119	103,457	-	103,457
Digital Advertising	1,802,124	-	1,802,124	2,360,265	-	2,360,265
Platform License	268,375	-	268,375	30,372	-	30,372
Total	$2,818,288	$-	$2,818,288	$3,547,800	$-	$3,547,800

3.	REVENUE RECOGNITION

On January 1, 2018, the Company adopted ASU 2014-09 Revenue from Contracts with Customers and all subsequent amendments to the ASU (collectively, “ASC 606”), using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under Topic 605. Revenues are recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.  The adoption of ASC 606 did not have a material impact on the Company’s Consolidated Financial Statements.

The core principles of revenue recognition under ASC 606 includes the following five criteria:

1. Identify the contract with the customer

Contract with our customers may be oral, written, or implied.  A written and signed contract stating the terms and conditions is the preferred method and is consistent with most customers.  The terms of a written contract may be contained within the body of an email, during which proposals are made and campaign plans are outlined, or it may be a stand-alone document signed by both parties.  Contracts that are oral in nature are consummated in status and pitch meetings and may be later followed up with email detail of the terms of the arrangement, along with a proposal document.  No work is commenced without an understanding between the Company and our customers, that a valid contract exists.

2. Identify the performance obligations in the contract

Our sales and account management teams define the scope of services to be offered, to ensure all parties are in agreement and obligations are being delivered to the customer as promised.  The performance obligation may not be fully identified in a mutually signed contract, but may be outlined in email correspondence, face-to-face meetings, additional proposals or scopes of work, or phone conversations.

3. Determine the transaction price

Pricing is discussed and identified by the operations team prior to submitting a proposal to the customer.  Based on the obligation presented, third-party service pricing is established, and time and labor is estimated, to determine the most accurate transaction pricing for our customer.  Price is subject to change upon agreed parties, and could be fixed or variable, milestone focused or T&M.

4. Allocate the transaction price to the performance obligations in the contract

If a contract involves multiple obligations, the transaction pricing is allocated accordingly, during the performance obligation phase (criteria 2 above).

5. Recognize revenue when (or as) we satisfy a performance obligation

The Company uses several means to satisfy the performance obligations:

a.	Billable Hours – The company employs a time tracking system where employees record their time by project. This method of satisfaction is used for time and material projects, change orders, website edits, revisions to designs, and any other project that is hours-based. The hours satisfy the performance obligation as the hours are incurred.

b.	Media activation/Ad Spend – To satisfy ad spend, the company generates analytical reports monthly or as required to show how the ad dollars were spent and how the targeting resulted in click-throughs. The ad spend satisfies the performance obligation, regardless of the outcome or effectiveness of the campaign. In addition, the Company utilizes third party invoices after the ad dollars are spent, in order to satisfy the obligation.

c.	Milestones – If the contract requires milestones to be hit, then the Company satisfies the performance obligation when that milestone is completed and presented to the customer for review. As each phase of a project is complete, we consider it as a performance obligation being satisfied and transferred to the customer. At this point, the customer is invoiced the amount due based on the transaction pricing for that specific phase and/or we apply the customer deposit to recognize revenue.

d.	Monthly Retainer – If the contract is a retainer for work performed, then the customer is paying the Company for its expertise and accessibility, not for a pre-defines amount of output. In this case, the obligation is satisfied at the end of the period, regardless of the amount of work effort required.

e.	Hosting – Monthly recurring fees for hosting are recognized on a monthly basis, at a fixed rate. Hosting contracts are typically one-year and reviewed annually for renewal. Prices are subject to change at management discretion. During the year ended December 31, 2021 web hosting services was discontinued from our operating revenue streams.

Historically, the Company generates income from four main revenue streams: data science, creative design, web development, and digital marketing.  Each revenue stream is unique, and includes the following features:

Data Science

We analyze big data (large volume of information) to reveal patterns and trends associated with human behavior and interactions that can lead to better decisions and strategic business moves.  As a result of our data science work, our clients are able to make informed and valuable decisions to positively impact their bottom lines. We classify revenue as data science that includes polling, research, modeling, data fees, consulting and reporting. Contracts are generated to assure both the Company and the client are committed to partnership and both agree to the defined terms and conditions and are typically less than one year. Transaction pricing is usually a lump sum, which is estimated by specific project requirements.  The Company recognizes revenue when performance obligations are met, including, when the data sciences service is performed, polling is conducted, or support hours are expended.  If the data sciences service is a fixed fee retainer, then the obligation is earned at the end of the period, regardless of how much service is performed.

Creative Design

We provide branding and creative design services, which we believe, set apart our clients from their competitors and establish them in their specific markets.  We believe in showcasing our clients’ brands uniquely and creatively to infuse the public with curiosity to learn more.  We classify revenue as creative design that includes branding, photography, copyrighting, printing, signs and interior design. Contracts are generated to assure both the Company and the client are committed to partnership and both agree to the defined terms and conditions and are typically less than one year.  The Company recognizes revenue when performance obligations are met, usually when creative design services obligations are complete, when the hours are recorded, designs are presented, website themes are complete, or any other criteria as mutually agreed.

Web Development

We develop websites that attract high levels of traffic for our clients.  We offer our clients the expertise to manage and protect their website, and the agility to adjust their online marketing strategy as their business expands.  We classify revenue as web development that includes website coding, website patch installs, ongoing development support and fixing inoperable sites. Contracts are generated to assure both the Company and the client are committed to the partnership and both agree to the defined terms and conditions. Although most projects are long-term (6-8 months) in scope, we do welcome short-term projects which are invoiced as the work is completed at a specified hourly rate.  In addition, we offer monthly hosting support packages, which ensures websites are functioning properly.  The Company records web development revenue as earned, when the developer hours are recorded (if time and materials arrangements) or when the milestones are achieved (if a milestone arrangement).

Digital Marketing

We have a reputation for providing digital marketing services that get results.  We classify revenue as digital marketing that includes ad spend, SEO management and digital ad support. Billable hours and advertising spending are estimated based on client specific needs and subject to change with client concurrence.  Revenue is recognized when ads are run on one of the third-party platforms or when the hours are recorded by the digital marketing specialist, if the obligation relates to support or services.

Included in creative design and digital marketing revenues are costs that are reimbursed by our clients, including third party services, such as photographers and stylists, furniture, supplies, and the largest component, digital advertising.  We have determined, based on our review, that the amounts classified as reimbursable costs should be recorded as gross (principal), due to the following factors:

-	The Company is the primary obligor in the arrangement;

-	We have latitude in establishing price;

-	We have discretion in supplier selection; and

The Company has credit risk included in creative design and digital marketing revenues are costs that are reimbursed by our clients, including third party services, such as photographers and stylists, furniture, supplies, and the largest component, digital advertising.  We have determined, based on our review, that the amounts classified as reimbursable costs should be recorded as gross (principal), due to the following factors:

-	The Company is the primary obligor in the arrangement;

-	We have latitude in establishing price;

-	We have discretion in supplier selection; and

-	The Company has credit risk

During the year ended December 31, 2021 and 2020, we included $3,448,153 and $5,155,079 respectively, in revenue related to reimbursable costs.  The deferred revenue and customer deposits as of December 31, 2021 and December 31, 2020 were $491,635 and $841,290, respectively.

For the year ended December 31, 2021 and 2020, revenue was disaggregated into the five categories as follows:

	Year ended December 31, 2021			Year ended December 31, 2020
	Third Parties	Related Parties	Total	Third Parties	Related Parties	Total
Data Sciences	$-	$-	$-	$596,446	$-	$596,446
Design	2,027,152	-	2,027,152	2,390,676	-	2,390,676
Development	225,049	-	225,049	330,404	-	330,404
Digital Advertising	4,525,688	-	4,525,688	6,085,038	3,640	6,088,678
The Platform	90,372	-	90,372	-	-	-
Total	$6,868,261	$-	$6,868,261	$9,402,564	$3,640	$9,406,204